Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000205922 | Top10HoldingUMBSBNY-01F052672
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000205922 | Top10HoldingU.S. Treasury BillsBNY-912797UG0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205922 | Top10HoldingDirectv FinancingBNY-25461LAD4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | Top10HoldingPuerto Rico CommonwealthBNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | Top10HoldingRaizen Fuels FinanceBNY-75102XAC0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205922 | Top10HoldingCMG MediaBNY-BL4804573
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205922 | Top10HoldingRadiate HoldcoBNY-BL5262201
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205922 | Top10HoldingBeignet InvestorBNY-076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205922 | Top10HoldingAsurionBNY-BL5117611
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205922 | Top10HoldingGalileo ParentBNY-BL5566114
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205922 | Other0BNY-48133DL24
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
C000205922 | 0BNY-25461LAD4
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000205922 | 0BNY-BL5566114
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000205922 | 0BNY-01F052672
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000205922 | 0BNY-78433DAC8
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000205922 | 0BNY-912797UG0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205922 | 0BNY-040114HV5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205922 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205922 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205922 | 0BNY-48133DL24
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205923 | Top10HoldingUMBSBNY-01F052672
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000205923 | Top10HoldingU.S. Treasury BillsBNY-912797UG0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205923 | Top10HoldingDirectv FinancingBNY-25461LAD4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | Top10HoldingPuerto Rico CommonwealthBNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | Top10HoldingRaizen Fuels FinanceBNY-75102XAC0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205923 | Top10HoldingCMG MediaBNY-BL4804573
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205923 | Top10HoldingRadiate HoldcoBNY-BL5262201
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205923 | Top10HoldingBeignet InvestorBNY-076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205923 | Top10HoldingAsurionBNY-BL5117611
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205923 | Top10HoldingGalileo ParentBNY-BL5566114
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205923 | Other0BNY-48133DL24
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
C000205923 | 0BNY-25461LAD4
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000205923 | 0BNY-BL5566114
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000205923 | 0BNY-01F052672
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000205923 | 0BNY-78433DAC8
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000205923 | 0BNY-912797UG0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205923 | 0BNY-040114HV5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205923 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205923 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205923 | 0BNY-48133DL24
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244818 | Top10HoldingUMBSBNY-01F052672
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244818 | Top10HoldingU.S. Treasury BillsBNY-912797UG0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244818 | Top10HoldingDirectv FinancingBNY-25461LAD4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | Top10HoldingPuerto Rico CommonwealthBNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | Top10HoldingRaizen Fuels FinanceBNY-75102XAC0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244818 | Top10HoldingCMG MediaBNY-BL4804573
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244818 | Top10HoldingRadiate HoldcoBNY-BL5262201
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244818 | Top10HoldingBeignet InvestorBNY-076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244818 | Top10HoldingAsurionBNY-BL5117611
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244818 | Top10HoldingGalileo ParentBNY-BL5566114
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244818 | Other0BNY-48133DL24
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
C000244818 | 0BNY-25461LAD4
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000244818 | 0BNY-BL5566114
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000244818 | 0BNY-01F052672
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000244818 | 0BNY-78433DAC8
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244818 | 0BNY-912797UG0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244818 | 0BNY-040114HV5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244818 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244818 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244818 | 0BNY-48133DL24
Holdings [Line Items]
Percent of Net Asset Value	2.10%